Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		40,000,000
Preferred stock, par value		$ 1
Unissued common stock reserved for stock - based incentive plans and convertible preferred stock issuance		20,500,000
Sale of preferred stock	2,587,500	2,600,000	2,600,000
Convertible preferred stock dividend, rate	6.25%	6.25%
Net proceeds from issuance of 6.25% mandatory convertible preferred stock	$ 249.7
Trading days	20 days
Convertible preferred stock, conversion date	Mar. 01, 2014
Initial liquidation preference per share		$ 100
Preferred stock dividend per year per share		$ 6.25
Annualized dividend on mandatory convertible preferred stock		16.2
Shares repurchased		0
Board of Directors
Schedule Of Stockholders Equity [Line Items]
Common stock repurchase authorized amount		$ 50
Minimum
Schedule Of Stockholders Equity [Line Items]
Conversion rate of preferred stock	2.1899
Maximum
Schedule Of Stockholders Equity [Line Items]
Conversion rate of preferred stock	2.6717